Property And Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Gain loss on disposition of assets	$ 0	$ 0	$ (230)
Capitalized contract cost, net	67,038
Shanghai Property
Property, Plant and Equipment [Line Items]
Net carrying value of leased properties	8,636	8,655
Sales-type lease, Residual value of leased asset	$ 782	$ 2,354
Taiwan
Property, Plant and Equipment [Line Items]
Gain loss on disposition of assets			$ 594
Land | Taiwan
Property, Plant and Equipment [Line Items]
Total consideration				$ 58,931